Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Total revenues	$ 204,890	$ 214,109	$ 241,203
Operating expenses
Research and development expenses	(138,190)	(114,161)	(75,523)
Selling expenses	(13,724)	(17,736)	(19,322)
Administrative expenses	(39,210)	(30,909)	(23,955)
Total operating expenses	(351,276)	(306,750)	(294,620)
Loss from operations	(146,386)	(92,641)	(53,417)
Other income/(expense)
Interest income	4,944	5,978	1,220
Other income	1,855	1,798	808
Interest expense	(1,030)	(1,009)	(1,455)
Other expense	(488)	(781)	(692)
Total other income/(expense)	5,281	5,986	(119)
Loss before income taxes and equity in earnings of equity investees	(141,105)	(86,655)	(53,536)
Income tax expense	(3,274)	(3,964)	(3,080)
Equity in earnings of equity investees, net of tax	40,700	19,333	33,653
Net loss	(103,679)	(71,286)	(22,963)
Less: Net income attributable to non-controlling interests	(2,345)	(3,519)	(3,774)
Net loss attributable to the Company	$ (106,024)	$ (74,805)	$ (26,737)
Losses per share attributable to the Company-basic and diluted (US$ per share)	$ (0.16)	$ (0.11)	$ (0.04)
Number of shares used in per share calculation-basic and diluted	665,683,145	664,263,820	617,171,710
Third parties
Revenues
Total revenues	$ 196,759	$ 197,971	$ 223,035
Related parties
Revenues
Total revenues	8,131	16,138	18,168
Goods | Third parties
Revenues
Total revenues	175,990	156,234	194,860
Operating expenses
Costs of goods and services	(152,729)	(129,346)	(168,331)
Goods | Related parties
Revenues
Total revenues	7,637	8,306	8,486
Operating expenses
Costs of goods and services	(5,494)	(5,978)	(6,056)
Commercialization services | Third parties
Revenues
Total revenues	2,584	11,660	1,860
Operating expenses
Costs of goods and services	(1,929)	(8,620)	(1,433)
Collaboration research and development services | Third parties
Revenues
Total revenues	15,532	17,681	16,858
Research and development services | Related parties
Revenues
Total revenues	494	7,832	9,682
Other collaboration revenue from royalties | Third parties
Revenues
Total revenues	$ 2,653	261
Other collaboration revenue from licensing | Third parties
Revenues
Total revenues		$ 12,135	$ 9,457